ACQUISITIONS	6 Months Ended
Jun. 30, 2012
ACQUISITIONS
ACQUISITIONS

2. ACQUISITIONS

  (a)
  Logoscript

  In February 2012, the Group acquired 100% interest in Logoscript International S.L., a Spain-based software localization and technical translation services provider and its subsidiaries based in Spain, Brazil and Portugal. Logoscript International S.L. and its subsidiaries are hereinafter referred to as "Logoscript".

  The purchase price was $1,399, consisting of:

  •
  Cash consideration of $1,158 paid upon closing;

  •
  Cash consideration valued at $75: the Group agreed to pay the selling shareholders of Logoscript up to $80 in February 2013 based on the financial performance of Logoscript in the period from January 1, 2012 to December 31, 2012;

  •
  Cash consideration valued at $41: the Group agreed to pay the selling shareholders of Logoscript up to $45 in August 2013 based on the financial performance of Logoscript in the period from January 1, 2012 to June 30, 2013; and

  •
  Cash consideration valued at $125: the Group agreed to pay the selling shareholders of Logoscript up to $140 in February 2014 based on the financial performance of Logoscript in the period from January 1, 2012 to December 31, 2013;

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful life
Net tangible assets:
Assets	$1,592
Liabilities	(1,150)

Total	$442

Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)

Total	$957

Total consideration	$1,399

  The Group believes that the acquisition will improve its presence in Europe as well as obtain multilingual talents.

  The results of operations of Logoscript have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree's operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011 and 2012. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Six-month periods ended June 30,
	2011	2012
Net revenues	$97,102	$137,578
Net income	6,597	12,896
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

  (b)
  Longhaul

  In March 2012, the Group acquired substantially all of the business and assets of Shenzhen Longhaul Information Technology Ltd., or Longhaul, a China-based SAP consulting services company, which mainly provides SAP implementation and maintenance services in China.

  The purchase price was $1,494, consisting of:

  •
  Cash consideration of $772 paid in May 2012;

  •
  Cash consideration valued at $139: the Group agreed to pay the selling shareholders of Longhaul up to $150 in April 30, 2013 based on the financial performance of Longhaul in the period from March 1, 2012 to December 31, 2012;

  •
  Cash consideration valued at $259: the Group agreed to pay the selling shareholders of Longhaul up to $298 in April 30, 2014 based on the financial performance of Longhaul in the period from January 1, 2013 to December 31, 2013; and

  •
  Cash consideration valued at $324: the Group agreed to pay the selling shareholders of Longhaul up to $397 in April 30, 2015 based on the financial performance of Longhaul in the period from January 1, 2014 to December 31, 2014;

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated useful life
Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 years
Non-compete clause	262	4 years
Goodwill	1,015

Total	$1,494

Total consideration	$1,494

  The business purpose of this acquisition is to acquire the team's specialized knowledge of SAP, and related contracts and customers to enhance the Group's ability to expand into the SAP service market in China.

  The results of operations of Longhaul have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquired business since the acquisition date are not separately presented because the acquired business' operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011 and 2012. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Six-month periods ended June 30,
	2011	2012
Net revenues	$96,051	$137,548
Net income	6,796	12,926
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

  (c)
  Glory

  In June 2012, the Group acquired 100% equity interest in Beijing GloryCube Technology Co., Ltd., or Glory, a China-based IT service firm that specialized in CRM system design and implementation in the financial industry in China.

  The purchase price was US$6,616, consisting of:

  •
  Cash consideration of US$612 paid upon closing;

  •
  Cash consideration of US$2,449 paid in July 2012;

  •
  Cash consideration valued at US$1,713: the Group agreed to pay the selling shareholders of Glory up to US$1,832 in June 2013 based on the financial performance of Glory in the period from June 1, 2012 to March 31, 2013; and

  •
  Cash consideration valued at US$1,842: the Group agreed to pay the selling shareholders of Glory up to US$2,096 in June 2014 based on the financial performance of Glory in the period from April 1, 2013 to March 31, 2014;

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful life
Net tangible liabilities assumed:
Current assets	$1,465
Current liabilities	(1,879)

Total	$(414)

Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 years
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)

Total	$7,030

Total consideration	$6,616

  The Group believes that the acquisition will expand the Group's business in the financial industry in China and increase the Group's geographic presence and service offerings.

  The results of operations of Glory have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree's operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011 and 2012. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Six-month periods ended June 30,
	2011	2012
Net revenues	$97,297	$139,022
Net income	6,892	12,995
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

  (d) Beans

  In January 2011, the Group acquired substantially all of the business and assets of Beans Group Pte. Ltd ("Beans"), a Singapore-based research and development service provider.

  The purchase price was $2,042, consisting of:

    •
    Cash consideration of $574 paid upon closing;

    •
    Contingent consideration valued at $1,468: the Group agrees to pay selling shareholders of Beans up to $1,787 by March 2013, subject to financial performance of Beans in fiscal year 2012.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated useful life
Intangible assets acquired:
Customer relationship	927	6 years
Goodwill	1,115

Total	$2,042

Total consideration	$2,042

  The Group believes the acquisition would strengthen its service capability and market position in Singapore.

  The results of operations of Beans have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquired business since the acquisition date are not separately presented because the acquired business' operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Six-month period ended June 30, 2011
Net revenues	$95,179
Net income	6,818
Net income per share
— Basic	$0.01

— Diluted	$0.01

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

  (e) Business of China-based IT service firms

  In February 2011, the Group acquired a business from certain China-based IT service firms that provide IT consulting services to clients in the financial industry.

  The total cash consideration of $2,500 was paid in July 2011.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated useful life
Intangible assets acquired:
Contract backlog	287	0.9 years
Customer relationship	666	4.9 years
Goodwill	1,547

Total	$2,500

Total consideration	$2,500

  The Group believes that the acquisition will expand the Group's business in the financial industry and increase the Group's geographic presence and service offerings in China.

  The results of operations of the acquired business have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquired business since the acquisition date are not separately presented because the acquired business' operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Six-month period ended June 30, 2011
Net revenues	$95,387
Net income	6,632
Net income per share
— Basic	$0.01

— Diluted	$0.01

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.